Customer and Commercial Financing (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Customer and Commercial Financing Maturities

	12.31.2023	12.31.2022
Aircraft	41.0	70.1
Spare parts	29.8	55.1

	70.8	125.2
Fair value adjustment	(4.6)	—
Expected credit losses	(3.4)	(24.0)

	62.8	101.2

Current	8.4	50.8
Non-current	54.4	50.4

Summary of Changes in Expected Credit Loss Customer and Commercial Financing
There
are no overdue balances of the customer financing as of December 31, 2023.
The change in allowance for expected credit losses for the years consisted of the following:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(24.0)	(5.7)	(19.1)
(Additions)/Reversal	20.6	(18.3)	13.4

Ending balance	(3.4)	(24.0)	(5.7)

Summary of Longterm Customer Financing Maturities	As of December 31, 2023, the maturity schedules of the long-term customer financing are:

Year
2025	18.3
2026	16.1
2027	11.9
Thereafter 2027	8.1

54.4